Nature of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of basic and diluted earnings per share

	Three Months Ended
	3/31/2025	3/31/2024
Basic and diluted earnings (loss) per common share
Net income (loss)	$102,858	$(121,816)
Basic weighted average shares outstanding	194,803,633	171,761,495
Assumed conversion of dilutive shares	0	0
Diluted weighted average common shares outstanding, assuming conversion of common stock equivalents	194,803,633	171,761,495
Basic earnings (loss) per common share	$0.00	$0.00
Diluted earnings (loss) per common share	$0.00	$0.00

Schedule of anti-dilutive shares

March 31, 2025	Dilutive shares - In the money	Anti-dilutive shares - Out of the money	Total
Options	0	5,230,000	5,230,000
Warrants	0	31,510,303	31,510,303
Total	0	36,740,303	36,740,303

March 31, 2024	Dilutive shares - In the money	Anti-dilutive shares - Out of the money	Total
Options	0	5,230,000	5,230,000
Warrants	0	44,391,053	44,391,053
Total	0	49,621,053	49,621,053